General information	12 Months Ended
Dec. 31, 2019
General information.
General information

Notes to Consolidated Financial Statements

1. General information

Galapagos NV is a limited liability company incorporated in Belgium and has its registered office at Generaal De Wittelaan L11 A3, 2800 Mechelen, Belgium. In the notes to the consolidated financial statements, references to “we,” “us,” “the group” or “Galapagos” include Galapagos NV together with its subsidiaries.

R&D

The research and development (“R&D”) operations are specialized in the discovery and development of small molecules. Our ambition is to become a leading global biotechnology company focused on the development and commercialization of novel medicines. Our strategy is to leverage our unique and proprietary target discovery platform, which facilitates our discovery and development of therapies with novel modes of action.

The components of the operating result presented in the financial statements include the following companies: Galapagos NV, Galapagos Biopharma Belgium BV, Galapagos Real Estate 1 BV and Galapagos Real Estate 2 BV (Mechelen, Belgium); Galapagos SASU (Romainville, France); Galapagos B.V., Galapagos Biopharma Netherlands B.V. and Galapagos Real Estate Netherlands B.V. (Leiden, the Netherlands); Fidelta d.o.o. (Zagreb, Croatia); Galapagos, Inc. and its subsidiary Xenometrix, Inc. (United States); BioFocus DPI AG and Galapagos GmbH (Basel, Switzerland); Galapagos Biotech Ltd. (Cambridge, UK), Galapagos Biopharma Germany GmbH (München, Germany), Galapagos Biopharma Spain S.L.U. (Madrid, Spain) and Galapagos Biopharma Italy S.r.l. (Milan, Italy).

Our operations had 1,003 employees as at December 31, 2019 working in the operating facilities in Mechelen (the Belgian headquarters), the Netherlands, France, Croatia, Switzerland, the United States and United Kingdom.